Valuation Allowances on Mortgage Loans on Real Estate (Detail) - Mortgage Loans on Real Estate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Balance, beginning of year	$ 35,000	$ 66,750	$ 85,250
Release due to discounted payoff	0	(26,750)	0
Provision (benefit) charged to operations	2,400	(5,000)	(18,500)
Balance, end of year	$ 37,400	$ 35,000	$ 66,750